Barclays Bank PLC parent condensed balance sheet (Narrative) (Details) - GBP (£) £ in Millions		3 Months Ended	6 Months Ended
		Mar. 31, 2019	Jun. 30, 2019		Dec. 31, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Other liabilities			£ 6,897.0	[1]	£ 5,170.0
Property, plant and equipment			1,628.0	[1]	947.0
Loans and advances at amortised cost			144,664.0		136,959.0
Deposits at amortised cost			215,125.0		199,337.0
Reverse repurchase agreements and cash collateral on securities borrowed			7,865.0		1,613.0
Financial liabilities designated at fair value			229,875.0		217,741.0
Barclays Bank PLC [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Other liabilities	[2]		4,723.0		3,295.0
Property, plant and equipment	[2]		445.0		103.0
Loans and advances at amortised cost			159,466.0		156,764.0
Deposits at amortised cost			240,920.0		231,017.0
Reverse repurchase agreements and cash collateral on securities borrowed			12,108.0		5,766.0
Financial liabilities designated at fair value			£ 220,597.0		216,966.0
Barclays Bank PLC [member] | Barclays Bank Ireland PLC [member] | Disposal of European Branch operations [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Description of effects of changes in parent's ownership interest in subsidiary

Following a decision to move all European Branch operations to Barclays Bank Ireland PLC, Barclays Bank PLC transferred its businesses in France, Italy, Netherlands, Portugal, Spain and Sweden in Q1 2019.

There was no impact on the consolidated financial statements of the Barclays Bank PLC Group.

Loans and advances at amortised cost		£ 7,043.0
Deposits at amortised cost		3,455.0
Reverse repurchase agreements and cash collateral on securities borrowed		2,827.0
Net Assets transferred		181.0
Consideration received		99.4
Increased investment in subsidiary		181.0
Financial liabilities designated at fair value		£ 3,780.0
IFRS 16 - Leases [member] | Increase (decrease) due to changes in accounting policy [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Other liabilities					500.0
Property, plant and equipment					500.0
IFRS 16 - Leases [member] | Increase (decrease) due to changes in accounting policy [member] | Barclays Bank PLC [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Other liabilities					300.0
Property, plant and equipment					£ 300.0

[1]

Barclays Bank PLC adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 0.5 bn, an increase in liabilities of £ 0.5 bn, with no material impact on re tained earnings

[2]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 0.3 bn, an increase in liabilities of £ 0.3 bn, with no material impact on retained earnings